Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Total revenue	$ 270,525	$ 187,352	$ 53,124
Cost of revenue:
Total cost of revenue	303,070	183,713	55,075
Gross profit (loss)	(32,545)	3,639	(1,951)
Operating expenses
Research and development	11,540	5,222	3,960
Selling and marketing	6,823	3,545	1,897
General and administrative	75,896	11,798	4,563
Total Operating expenses	94,259	20,565	10,420
Loss from operations	(126,804)	(16,926)	(12,371)
Interest expense, net	(814)	(364)	(454)
Gain from disposal of investment in unconsolidated subsidiary	20,829	0	0
Gain (loss) on extinguishment of debt	790	(116)	0
Other Expense	(67)	0	0
Income (loss) from unconsolidated subsidiary	(354)	1,399	(709)
Loss before income taxes	(106,420)	(16,007)	(13,534)
(Provision) benefit for income taxes	(169)	83	39
Net loss	(106,589)	(15,924)	(13,495)
Other comprehensive income (loss):
Foreign currency translation adjustments	10	(3)	0
Comprehensive loss	$ (106,579)	$ (15,927)	$ (13,495)
Net loss per share
Basic	$ (1.24)	$ (0.23)	$ (0.22)
Diluted	$ (1.24)	$ (0.23)	$ (0.22)
Weighted-average common shares outstanding:
Basic	86,043,051	68,810,533	62,043,383
Diluted	86,043,051	68,810,533	62,043,383
Product
Revenue:
Total revenue	$ 227,397	$ 158,925	$ 43,085
Cost of revenue:
Total cost of revenue	239,149	155,967	44,212
Service
Revenue:
Total revenue	43,128	28,427	10,039
Cost of revenue:
Total cost of revenue	$ 63,921	$ 27,746	$ 10,863